Financial instruments	9 Months Ended
Oct. 31, 2019
Financial Instruments [Abstract]
Financial instruments
Financial instruments

The Group’s activities expose it to a variety of financial risks: foreign currency risk; interest rate risk; credit risk; and liquidity risk.

The condensed consolidated interim financial statements do not include all financial risk management information and disclosures required in the annual financial statements. They should be read in conjunction with the Group’s annual financial statements as of January 31, 2019. There have been no changes in any risk management policies since the year end.